OTHER (LOSSES)/GAINS INCLUDING FAIR VALUE CHANGES ON FINANCIAL INSTRUMENTS - NET	12 Months Ended
Dec. 31, 2024
Other Lossesgains Including Fair Value Changes On Financial Instruments - Net
OTHER (LOSSES)/GAINS INCLUDING FAIR VALUE CHANGES ON FINANCIAL INSTRUMENTS - NET

17 OTHER (LOSSES)/GAINS INCLUDING FAIR VALUE CHANGES ON FINANCIAL INSTRUMENTS - NET

	2022	2023	2024
	S$	S$	S$

Fair value losses on convertible loans	(1,090,480)	(98,754)	-
Foreign currency exchange (loss)/gain - net	(26,422)	(170,311)	159,253
Gain on disposal of property, plant and equipment	280	-	-
Fair value on warrants liabilities at inception date (Note 12)	-	(112,214)	-
Fair value changes on warrant liabilities (Note 12)	-	(111,631)	138,292
Total	(1,116,622)	(492,910)	297,545